Commitments and Contingencies (Details Narrative) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Commitments And Contingencies Disclosure Abstract
Commitments	$ 368.0
Unfunded commitments	$ 1.4	$ 1.1